OPERATING LEASES AS LESSOR - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASES AS LESSOR
Rental Income	$ 823	$ 729